Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Cash and cash equivalents - Book Value	$ 23,183	$ 23,354
Cash and cash equivalents - Fair Value	23,183	23,354
Restricted cash - Book Value	6,632	7,048
Restricted cash - Fair Value	6,632	7,048
Amounts due from related parties, short-term - Book Value	10,722	19,108
Amounts due from related parties, short-term - Fair Value	10,722	19,108
Loans receivable from affiliates - Book Value		16,192
Loans receivable from affiliates - Fair Value	0	16,192
Amounts due from related parties, long-term - Book Value		13,757
Amounts due from related parties, long-term - Fair Value	0	13,757
Notes receivable, net of current portion - Book Value	7,781	7,554
Notes receivable, net of current portion - Fair Value	7,781	7,554
Amounts due to related parties, short term - Book Value	26,036
Amounts due to related parties, short term - Fair Value	26,036
Long-term borrowings, net - Book Value	(488,179)	(489,028)
Long-term borrowings, net - Fair Value	$ (492,915)	$ (494,366)